PGIM Target Date 2065 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 52.2%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	2,922	$38,918
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	5,888	229,809
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	5,613	57,761
		326,488
Fixed Income — 7.8%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	3,620	24,978
PGIM Total Return Bond Fund (Class R6)	2,070	24,015
		48,993
International Equity — 39.9%
PGIM Global Real Estate Fund (Class R6)	1,738	31,333
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	5,584	64,383
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	11,239	154,195
		249,911

Total Long-Term Investments (cost $577,230)		625,392

Short-Term Investment 0.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $5,189)	5,189	5,189

TOTAL INVESTMENTS 100.8% (cost $582,419)(wa)		630,581
Liabilities in excess of other assets (0.8)%		(4,698)

Net Assets 100.0%		$625,883

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds